NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2025
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

32. NONCONTROLLING INTEREST

The following schedule shows the movement on the noncontrolling interest of The9 Limited for the years ended December 31, 2023, 2024 and 2025.

	RMB	US$
		(Note 3)
	(in thousands)
Noncontrolling interest on December 31, 2022	(17,771)	(2,541)
Net loss attributable to noncontrolling interest	(7,427)	(1,062)
Contributions from noncontrolling interest	262	36
Noncontrolling interest derecognized upon deconsolidation	—	—
Noncontrolling interest on December 31, 2023	(24,936)	(3,567)
Net loss attributable to noncontrolling interest	(218)	(31)
Contributions from noncontrolling interest	1,099	157
Noncontrolling interest derecognized upon deconsolidation	10,278	1,470
Noncontrolling interest on December 31, 2024	(13,777)	(1,971)
Net loss attributable to noncontrolling interest	(6,470)	(925)
Contributions from noncontrolling interest	1,144	164
Noncontrolling interest derecognized upon deconsolidation	(1,496)	(214)
Noncontrolling interest derecognized upon acquisition	(444)	(63)
Noncontrolling interest on December 31, 2025	(21,043)	(3,009)